Income Taxes - Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Net income before tax from continuing operations	$ 1,053.1	$ 1,561.8
Statutory income tax rate	24.58%	24.82%
Expected provision for income taxes	$ 258.9	$ 387.6
Change in corporate tax rates and tax rate variance	(5.6)	1.6
Derecognition (recognition) of deferred tax assets	0.5	(0.7)
Non-deductible capital losses (non-taxable capital gains)	0.1	(0.2)
Non-deductible disposition of goodwill	0.1	1.9
Other	(0.3)	24.9
Income tax expense	$ 253.7	$ 415.1